Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets other than Goodwill [Abstract]
Intangible Assets other than Goodwill
Intangible assets as of December 31, 2017 and 2018 are as follows:

		2017
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	534,191	(486)	(408,300)	—	125,405
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		43,857	—	(19,876)	—	23,981
Mining rights		553,876	—	(14,243)	—	539,633
Development expenditures		836,996	(3,702)	(752,478)	—	80,816
Intangible assets under development		143,851	(10,540)	—	(3,941)	129,370
Usage rights of donated assets and other		459,682	(11)	(358,024)	—	101,647
Leasehold rights		24,306	—	(19,262)	—	5,044
Others		297,289	—	(103,995)	(12,069)	181,225

	￦	2,897,446	(14,739)	(1,679,576)	(16,010)	1,187,121

		2018
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value
		In millions of won
Software	￦	619,662	(420)	(461,981)	—	157,261
Licenses and franchises		3,398	—	(3,398)	—	—
Copyrights, patents rights and other industrial rights		97,033	—	(29,921)	—	67,112
Mining rights		561,945	—	(27,421)	—	534,524
Development expenditures		878,462	(2,110)	(785,976)	—	90,376
Intangible assets under development		83,381	(10,564)	—	(12,845)	59,972
Usage rights of donated assets and other		459,682	—	(372,671)	—	87,011
Leasehold rights		25,482	—	(19,930)	—	5,552
Greenhouse gas emissions rights		7,050	—	—	—	7,050
Others		333,621	—	(104,486)	(12,051)	217,084

	￦	3,069,716	(13,094)	(1,805,784)	(24,896)	1,225,942

Changes in intangible assets
Changes in intangible assets for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance
		In millions of won
Software	￦	93,221	12,700	(5)	(44,809)	—	64,784	125,891
(Government grants)		(595)	(17)	—	255	—	(129)	(486)
Copyrights, patents rights and other industrial rights		20,081	30	(7)	(3,350)	—	7,227	23,981
Mining rights		538,860	26,751	(272)	(4,640)	—	(21,066)	539,633
Development expenditures		62,405	494	—	(25,924)	—	47,543	84,518
(Government grants)		(5,152)	—	—	2,811	—	(1,361)	(3,702)
Intangible assets under development		115,533	56,527	—	—	(20)	(32,130)	139,910
(Government grants)		(11,090)	—	—	—	—	550	(10,540)
Usage rights of donated assets and other		84,102	—	—	(14,462)	—	32,018	101,658
(Government grants)		(21)	—	—	10	—	—	(11)
Leasehold rights		4,632	—	—	(545)	—	957	5,044
Greenhouse gas emissions rights		6,283	—	—	—	—	(6,283)	—
Others		72,562	47,402	(377)	(23,018)	54	84,602	181,225
(Government grants)		—	—	—	—	—	—	—

	￦	980,821	143,887	(661)	(113,672)	34	176,712	1,187,121

		2018
		Beginning balance	Acquisition	Disposal	Amortization	Impairment(*)	Others	Ending balance
		In millions of won
Software	￦	125,891	10,861	(1)	(53,755)	—	74,685	157,681
(Government grants)		(486)	—	—	254	—	(188)	(420)
Licenses and franchises		23,981	28	—	(8,665)	(13)	51,781	67,112
Copyrights, patents rights and other industrial rights		539,633	29,687	—	(3,186)	—	(31,610)	534,524
Development expenditures		84,518	823	—	(27,100)	—	34,245	92,486
(Government grants)		(3,702)	—	—	1,591	—	1	(2,110)
Intangible assets under development		139,910	67,383	—	—	(8,912)	(127,845)	70,536
(Government grants)		(10,540)	—	—	—	799	(823)	(10,564)
Usage rights of donated assets and other		101,658	—	—	(13,307)	—	(1,340)	87,011
(Government grants)		(11)	—	—	11	—	—	—
Leasehold rights		5,044	—	—	(667)	—	1,175	5,552
Greenhouse gas emissions rights		—	—	—	—	—	7,050	7,050
Others		181,225	1,805	(8)	(14,114)	(14)	48,190	217,084
(Government grants)		—	—	—	—	—	—	—

	￦	1,187,121	110,587	(9)	(118,938)	(8,140)	55,321	1,225,942

(*)

￦8,104 million of impairment loss on the intangible assets under development in relation to the technology development of heat transfer tube owned by KEPCO Nuclear Fuel Co., Ltd., 96.36% owned subsidiary, is included.

Significant specific intangible assets

Significant specific intangible assets as of December 31, 2017 and 2018 are as follows:

2017
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	1,135	3 years and 2 months ~ 3 years and 4 months
	AMI GATEWAY S/W	KRW	3,528	3 years and 2 months
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	11,724	4 years and 9 months
Mining rights	Mining right of Bylong mine	AUD	401,225	— (*)
Development expenditures	Electricity sales information system	KRW	29,391	4 years and 3 months
Intangible assets under development	Contributions to ARP NRC DC	KRW	46,458	—
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge Dangjin power plant load facility usage right	KRW KRW	40,460 20,463	8 years and 11 months 3 years and 3 months
Others	Occupancy and use of public waters	KRW	103,269	18 years and 11 months

(*)	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.

2018
Type	Description	Currency	Amount	Remaining useful lives
	In millions of won and thousands of Australian dollars
Software	ERP system and others	KRW	783	2 years and 2 months ~ 2 years and 4 months
	Electricity sales information system	KRW	6,477	4 years
Copyrights, patents rights and other industrial rights	Smart technology verification and standard design project conducting right	KRW	9,256	3 years and 9 months
	Contributions to ARP NRC DC	KRW	46,594	9 years
Mining rights	Mining right of Bylong mine	AUD	401,225	— (*)
Development expenditures	Electricity sales information system	KRW	22,337	3 years and 3 months
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge Dangjin power plant load facility usage right	KRW KRW	35,923 14,167	7 years and 11 months 2 years and 3 months
Others	Occupancy and use of public waters	KRW	97,858	17 years and 11 months

(*)	Mining rights are amortized using the units-of-production method and the amortization has not commenced yet.

Recognized research and development expenses	For the years ended December 31, 2016, 2017 and 2018, the Company recognized research and development expenses of ￦705,504 million, ￦721,437 million and ￦723,888 million, respectively.